Identification and business activity (Details)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Compania Minera Condesa S.A. [Member] | Mining activities [Member]
Disclosure of identification and business activity [Line Items]
Country of incorporation of subsidiary		Peru
Compania Minera Colquirrumi S.A. [Member] | Mining activities [Member]
Disclosure of identification and business activity [Line Items]
Country of incorporation of subsidiary		Peru
Sociedad Minera El Brocal S.A.A. [Member] | Mining activities [Member]
Disclosure of identification and business activity [Line Items]
Country of incorporation of subsidiary	[1]	Peru
Inversiones Colquijirca S.A. [Member] | Mining activities [Member]
Disclosure of identification and business activity [Line Items]
Country of incorporation of subsidiary	[1],[2]	Peru
S.M.R.L. Chaupiloma Dos de Cajamarca [Member] | Mining activities [Member]
Disclosure of identification and business activity [Line Items]
Country of incorporation of subsidiary		Peru
Minera La Zanja S.R.L. [Member] | Mining activities [Member]
Disclosure of identification and business activity [Line Items]
Country of incorporation of subsidiary		Peru
Minera Julcani S.A. de C.V. [Member] | Mining activities [Member]
Disclosure of identification and business activity [Line Items]
Country of incorporation of subsidiary		Mexico
Compania de Minas Buenaventura Chile Ltda. [Member] | Mining activities [Member]
Disclosure of identification and business activity [Line Items]
Country of incorporation of subsidiary		Chile
El Molle Verde S.A.C. [Member] | Mining activities [Member]
Disclosure of identification and business activity [Line Items]
Country of incorporation of subsidiary		Peru
Apu Coropuna S.R.L. [Member] | Mining activities [Member]
Disclosure of identification and business activity [Line Items]
Country of incorporation of subsidiary		Peru
Cerro Hablador S.A.C. [Member] | Mining activities [Member]
Disclosure of identification and business activity [Line Items]
Country of incorporation of subsidiary		Peru
Minera Azola S.A.C. [Member] | Mining activities [Member]
Disclosure of identification and business activity [Line Items]
Country of incorporation of subsidiary		Peru
Compania Minera Nueva Italia S.A. [Member] | Mining activities [Member]
Disclosure of identification and business activity [Line Items]
Country of incorporation of subsidiary		Peru
Consorcio Energetico de Huancavelica S.A. [Member] | Energy generation and transmission services [Member]
Disclosure of identification and business activity [Line Items]
Country of incorporation of subsidiary		Peru
Empresa de Generacion Huanza S.A. [Member] | Energy generation and transmission services [Member]
Disclosure of identification and business activity [Line Items]
Country of incorporation of subsidiary	[2]	Peru
Contacto Corredores de Seguros S.A. [Member] | Construction, engineering services and insurance brokerage [Member]
Disclosure of identification and business activity [Line Items]
Country of incorporation of subsidiary		Peru
Contacto Risk Consulting S.A. [Member] | Construction, engineering services and insurance brokerage [Member]
Disclosure of identification and business activity [Line Items]
Country of incorporation of subsidiary		Peru
Buenaventura Ingenieros S.A. [Member] | Construction, engineering services and insurance brokerage [Member]
Disclosure of identification and business activity [Line Items]
Country of incorporation of subsidiary	[3]	Peru
BISA Argentina S.A. [Member] | Construction, engineering services and insurance brokerage [Member]
Disclosure of identification and business activity [Line Items]
Country of incorporation of subsidiary	[4]	Argentina
Procesadora Industrial Rio Seco S.A. [Member] | Industrial activities [Member]
Disclosure of identification and business activity [Line Items]
Country of incorporation of subsidiary		Peru
Direct [Member] | Compania Minera Condesa S.A. [Member] | Mining activities [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interest in subsidiary		100.00%	100.00%
Direct [Member] | Compania Minera Colquirrumi S.A. [Member] | Mining activities [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interest in subsidiary		100.00%	100.00%
Direct [Member] | Sociedad Minera El Brocal S.A.A. [Member] | Mining activities [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interest in subsidiary	[1]	3.19%	3.19%
Direct [Member] | Inversiones Colquijirca S.A. [Member] | Mining activities [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interest in subsidiary	[1],[2]	89.76%	89.76%
Direct [Member] | S.M.R.L. Chaupiloma Dos de Cajamarca [Member] | Mining activities [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interest in subsidiary		20.00%	20.00%
Direct [Member] | Minera La Zanja S.R.L. [Member] | Mining activities [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interest in subsidiary		53.06%	53.06%
Direct [Member] | Minera Julcani S.A. de C.V. [Member] | Mining activities [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interest in subsidiary		99.80%	99.80%
Direct [Member] | Compania de Minas Buenaventura Chile Ltda. [Member] | Mining activities [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interest in subsidiary		90.00%	90.00%
Direct [Member] | El Molle Verde S.A.C. [Member] | Mining activities [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interest in subsidiary		99.98%	99.98%
Direct [Member] | Apu Coropuna S.R.L. [Member] | Mining activities [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interest in subsidiary		70.00%	70.00%
Direct [Member] | Cerro Hablador S.A.C. [Member] | Mining activities [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interest in subsidiary		99.00%	99.00%
Direct [Member] | Minera Azola S.A.C. [Member] | Mining activities [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interest in subsidiary		99.00%	99.00%
Direct [Member] | Compania Minera Nueva Italia S.A. [Member] | Mining activities [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interest in subsidiary		0.00%	0.00%
Direct [Member] | Consorcio Energetico de Huancavelica S.A. [Member] | Energy generation and transmission services [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interest in subsidiary		100.00%	100.00%
Direct [Member] | Empresa de Generacion Huanza S.A. [Member] | Energy generation and transmission services [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interest in subsidiary	[2]	0.00%	0.00%
Direct [Member] | Contacto Corredores de Seguros S.A. [Member] | Construction, engineering services and insurance brokerage [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interest in subsidiary		99.98%	99.98%
Direct [Member] | Contacto Risk Consulting S.A. [Member] | Construction, engineering services and insurance brokerage [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interest in subsidiary		0.00%	0.00%
Direct [Member] | Buenaventura Ingenieros S.A. [Member] | Construction, engineering services and insurance brokerage [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interest in subsidiary	[3]	0.00%	100.00%
Direct [Member] | BISA Argentina S.A. [Member] | Construction, engineering services and insurance brokerage [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interest in subsidiary	[4]	0.00%	56.42%
Direct [Member] | Procesadora Industrial Rio Seco S.A. [Member] | Industrial activities [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interest in subsidiary		100.00%	100.00%
Indirect [Member] | Compania Minera Condesa S.A. [Member] | Mining activities [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interest in subsidiary		0.00%	0.00%
Indirect [Member] | Compania Minera Colquirrumi S.A. [Member] | Mining activities [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interest in subsidiary		0.00%	0.00%
Indirect [Member] | Sociedad Minera El Brocal S.A.A. [Member] | Mining activities [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interest in subsidiary	[1]	58.24%	58.24%
Indirect [Member] | Inversiones Colquijirca S.A. [Member] | Mining activities [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interest in subsidiary	[1],[2]	10.24%	10.24%
Indirect [Member] | S.M.R.L. Chaupiloma Dos de Cajamarca [Member] | Mining activities [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interest in subsidiary		40.00%	40.00%
Indirect [Member] | Minera La Zanja S.R.L. [Member] | Mining activities [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interest in subsidiary		0.00%	0.00%
Indirect [Member] | Minera Julcani S.A. de C.V. [Member] | Mining activities [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interest in subsidiary		0.20%	0.20%
Indirect [Member] | Compania de Minas Buenaventura Chile Ltda. [Member] | Mining activities [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interest in subsidiary		10.00%	10.00%
Indirect [Member] | El Molle Verde S.A.C. [Member] | Mining activities [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interest in subsidiary		0.02%	0.02%
Indirect [Member] | Apu Coropuna S.R.L. [Member] | Mining activities [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interest in subsidiary		0.00%	0.00%
Indirect [Member] | Cerro Hablador S.A.C. [Member] | Mining activities [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interest in subsidiary		1.00%	1.00%
Indirect [Member] | Minera Azola S.A.C. [Member] | Mining activities [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interest in subsidiary		1.00%	1.00%
Indirect [Member] | Compania Minera Nueva Italia S.A. [Member] | Mining activities [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interest in subsidiary		94.27%	93.36%
Indirect [Member] | Consorcio Energetico de Huancavelica S.A. [Member] | Energy generation and transmission services [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interest in subsidiary		0.00%	0.00%
Indirect [Member] | Empresa de Generacion Huanza S.A. [Member] | Energy generation and transmission services [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interest in subsidiary	[2]	100.00%	100.00%
Indirect [Member] | Contacto Corredores de Seguros S.A. [Member] | Construction, engineering services and insurance brokerage [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interest in subsidiary		0.02%	0.02%
Indirect [Member] | Contacto Risk Consulting S.A. [Member] | Construction, engineering services and insurance brokerage [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interest in subsidiary		98.00%	98.00%
Indirect [Member] | Buenaventura Ingenieros S.A. [Member] | Construction, engineering services and insurance brokerage [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interest in subsidiary	[3]	0.00%	0.00%
Indirect [Member] | BISA Argentina S.A. [Member] | Construction, engineering services and insurance brokerage [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interest in subsidiary	[4]	0.00%	43.58%
Indirect [Member] | Procesadora Industrial Rio Seco S.A. [Member] | Industrial activities [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interest in subsidiary		0.00%	0.00%

[1]	As of December 31, 2018 and 2017, the participation of the Company in the voting rights of El Brocal is 61.43 percent. Inversiones Colquijirca S.A. (hereafter “Colquijirca”), a Group’s subsidiary (99.99 percent as of December 31, 2018 and 2017), has an interest in El Brocal’s capital stock, through which the Company holds an indirect participation in El Brocal of 58.24 as of December 31, 2018 and 2017.
[2]	As of December 31, 2018 and 2017, the Group's financial statements include consolidated assets and liabilities corresponding to the trust assets held as part of the financial leasing and lease back agreements maintained by El Brocal (which operates the Colquijirca mining unit) and Empresa de Generación Huanza S.A., with the Banco de Credito del Peru, see notes 16(a) and 11(c).
[3]	As of April 30, 2018, the Company sold its investment in Buenaventura Ingenieros S.A. for US$7.1 million with a related sale costs of US$11.2 million. The transaction generates a net loss of US$4.1 million. See note 26.
[4]	As of August 06, 2018, the liquidation of this subsidiary was made.